Financial instruments (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2023	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	13.1	—	13.1
Trade and other receivables	274.9	—	—	—	274.9
Cash and cash equivalents	196.4	174.5	—	—	370.9
Liabilities
Derivative financial instruments	—	—	(74.8)	—	(74.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(664.4)	(664.4)
Loans and borrowings	—	—	—	(2,202.9)	(2,202.9)
Total	471.3	174.5	(61.7)	(2,867.3)	(2,283.2)
Loans and borrowings excludes capitalized debt discounts and borrowing costs.
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €209.1 million.

Loans and borrowings includes €76.1 million relating to lease liabilities and are stated gross of capitalized debt discounts and borrowing costs.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	20.1	—	20.1
Trade and other receivables	230.8	—	—	—	230.8
Cash and cash equivalents	330.0	39.7	—	—	369.7
Liabilities
Derivative financial instruments	—	—	(60.3)	—	(60.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(652.2)	(652.2)
Loans and borrowings	—	—	—	(2,206.8)	(2,206.8)
Total	560.8	39.7	(40.2)	(2,859.0)	(2,298.7)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
March 31, 2023	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	13.1	—	13.1
Trade and other receivables	274.9	—	—	—	274.9
Cash and cash equivalents	196.4	174.5	—	—	370.9
Liabilities
Derivative financial instruments	—	—	(74.8)	—	(74.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(664.4)	(664.4)
Loans and borrowings	—	—	—	(2,202.9)	(2,202.9)
Total	471.3	174.5	(61.7)	(2,867.3)	(2,283.2)
Loans and borrowings excludes capitalized debt discounts and borrowing costs.
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €209.1 million.

Loans and borrowings includes €76.1 million relating to lease liabilities and are stated gross of capitalized debt discounts and borrowing costs.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	20.1	—	20.1
Trade and other receivables	230.8	—	—	—	230.8
Cash and cash equivalents	330.0	39.7	—	—	369.7
Liabilities
Derivative financial instruments	—	—	(60.3)	—	(60.3)
Trade and other payables excluding non-financial liabilities	—	—	—	(652.2)	(652.2)
Loans and borrowings	—	—	—	(2,206.8)	(2,206.8)
Total	560.8	39.7	(40.2)	(2,859.0)	(2,298.7)

	Fair value		Carrying value
	March 31, 2023	December 31, 2022	March 31, 2023	December 31, 2022
	€m	€m	€m	€m
Senior EUR/USD loans	1,322.2	1,316.2	1,326.6	1,340.0
Other external debt	0.2	0.2	0.2	0.2
2028 fixed rate senior secured notes	701.9	681.2	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(40.3)	(41.9)
	2,024.3	1,997.6	2,086.5	2,098.3